Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jun. 06, 2017	Jan. 30, 2017	Dec. 20, 2016	Dec. 02, 2016	Dec. 31, 2017	Dec. 31, 2016
Lease expiry date					Expire through 2022.
Rent expense					$ 3,026	$ 2,953
Minimum [Member]
Lease term					36 months
Maximum [Member]
Lease term					4 years
Employment Agreement [Member] | Chief Executive Officer [Member]
Initial base salary				$ 465
Employment Agreement [Member] | Chief Executive Officer [Member] | Before June 30, 2018 [Member]
Severance payments				930
Employment Agreement [Member] | Chief Executive Officer [Member] | After June 30, 2018 [Member]
Severance payments				$ 697
Employment Agreement [Member] | Vice President [Member]
Initial base salary			$ 265
Severance payments			$ 132
Employment Agreement [Member] | Chief Financial Officer [Member]
Initial base salary	$ 325
Severance payments	$ 325
Separation Agreement [Member] | Chief Financial Officer [Member]
Estimated remaining aggregate liability					$ 155
Merger Agreement [Member]
Transaction incentive plan expire date		Oct. 31, 2020
Cash held in escrow		$ 1,510
Merger Agreement [Member] | Holdco [Member]
Cash held in escrow		$ 250
Number of shares issued		51,893
Number of shares issued, value		$ 454
Closing price		$ 8.75